Cost of Sales - Disclosure of cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Production costs	R 22,048	R 20,324	R 15,084
Amortisation and depreciation of mining assets	3,409	3,961	2,468
Amortisation and depreciation of assets other than mining assets	99	93	102
Rehabilitation expenditure	47	33	67
Care and maintenance costs of restructured shafts	146	134	128
Employment termination and restructuring costs	40	242	208
Share-based payments	130	155	244
Impairment of assets	0	3,898	5,336
Other Cost of Sales Increase/(decrease)	(11)	29	(41)
Total cost of sales	R 25,908	R 28,869	R 23,596